Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

Cash and cash equivalents
in € K
	2025	2024
Cash	929,692	837,328
Securities and time deposits	669,421	342,859
Cash and cash equivalents	1,599,113	1,180,187